UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-07792

        Nuveen Insured Premium Income Municipal Fund 2
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois, 60606
Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois, 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:          7/31/04

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Insured Premium Income Municipal Fund 2 (NPX)
July 31, 2004

Principal		Optional Call		Market
Amount (000)	Description(1)	Provisions*	Ratings**	Value

	Alabama - 4.6%

	Jefferson County, Alabama, General Obligation Warrents, Series 2004A:
$1,500	5.000%, 4/01/21 (WI, settling 8/10/04) - MBIA Insured	4/14 at 100.00	AAA	$ 1,556,400
1,395	5.000%, 4/01/22 (WI, settling 8/10/04) - MBIA Insured	4/14 at 100.00	AAA	1,438,622
1,040	5.000%, 4/01/23 (WI, settling 8/10/04) - MBIA Insured	4/14 at 100.00	AAA	1,066,801

	Jefferson County, Alabama, Sewer Revenue Warrants, Series 1997D:
5,000	5.700%, 2/01/20 (Pre-refunded to 2/01/07) - FGIC Insured	2/07 at 101.00	AAA	5,445,700
3,970	5.750%, 2/01/22 (Pre-refunded to 2/01/07) - FGIC Insured	2/07 at 101.00	AAA	4,328,690
4,830	5.750%, 2/01/22 (Pre-refunded to 2/01/07) - FGIC Insured	2/07 at 101.00	AAA	5,281,219

2,500	Mobile, Alabama, General Obligation Refunding Warrants, Series 1996, 5.750%, 2/15/16 (Pre-refunded	2/06 at 102.00	AAA	2,695,700
	to 2/15/06) - AMBAC Insured

2,000	Scottsboro, Alabama, General Obligation School Warrants, Series 1996B, 5.750%, 7/01/14	7/06 at 102.00	AAA	2,182,400
	(Pre-refunded to 7/01/06) - FSA Insured

	Arkansas - 1.5%

7,745	Arkansas Development Finance Authority, State Facility Revenue Bonds, Donaghey Plaza Project,	6/14 at 100.00	AAA	8,086,245
	Series 2004, 5.250%, 6/01/25 - FSA Insured

	California - 14.3%

31,200	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Refunding Bonds,	1/10 at 24.23	AAA	5,408,520
	Series 1999, 0.000%, 1/15/34 - MBIA Insured

6,850	Orange County, California, Recovery Certificates of Participation, Series 1996A, 6.000%, 7/01/26 -	7/06 at 102.00	AAA	7,375,806
	MBIA Insured

15,000	Orange County Sanitation District, California, Certificates of Participation, Series 2003, 5.250%,	8/13 at 100.00	AAA	15,373,050
	2/01/30 - FGIC Insured

10,000	Orange County Water District, California, Revenue Certificates of Participation, Series 2003B,	8/13 at 100.00	AAA	9,952,000
	5.000%, 8/15/34 - MBIA Insured

1,435	Pasadena Area Community College District, Los Angeles County, California, General Obligation Bonds,	6/13 at 100.00	AAA	1,484,106
	Series 2003A, 5.000%, 6/01/22 - FGIC Insured

13,000	Sacramento City Financing Authority, California, Capital Improvement Revenue Bonds, Solid Waste and	12/09 at 102.00	AAA	14,657,890
	Redevelopment Projects, Series 1999, 5.800%, 12/01/19 - AMBAC Insured

2,000	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment Project,	8/14 at 100.00	AAA	2,148,940
	Series 2004A, 5.250%, 8/01/19 - MBIA Insured

	San Leandro Housing Finance Corporation, California, Mortgage Revenue Refunding Bonds, FHA-Insured
	Mortgage Loan-Ashland Village Apartments Section 8 Assisted Project, Series 1993A:
1,010	6.550%, 1/01/12 - MBIA Insured	1/05 at 100.00	AAA	1,011,636
5,100	6.650%, 1/01/25 - MBIA Insured	1/05 at 100.00	AAA	5,105,814

12,500	University of California, Revenue Bonds, Multi-Purpose Projects, Series 2003A, 5.000%, 5/15/33 -	5/13 at 100.00	AAA	12,521,125
	AMBAC Insured

	Colorado - 11.7%

1,940	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Adams School	6/13 at 100.00	AAA	2,017,018
	District 12 - Pinnacle School, Series 2003, 5.250%, 6/01/23 - XLCA Insured

3,405	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Classical	12/13 at 100.00	AAA	3,546,308
	Academy, Series 2003, 5.250%, 12/01/23 - XLCA Insured

	Colorado Health Facilities Authority, Revenue Bonds, Poudre Valley Health Care Inc., Series 1999A:
2,480	5.625%, 12/01/19 - FSA Insured	12/09 at 101.00	Aaa	2,689,114
3,500	5.750%, 12/01/23 - FSA Insured	12/09 at 101.00	Aaa	3,772,755

6,100	Denver City and County School District No. 1, Colorado, General Obligation Bonds, Series 2004,	12/13 at 100.00	AAA	6,446,785
	5.000%, 12/01/18 - FSA Insured

12,955	Denver City and County, Colorado, Airport System Revenue Bonds, Series 1995A, 5.600%, 11/15/20 -	11/05 at 102.00	AAA	13,686,958
	MBIA Insured

	Denver Convention Center Hotel Authority, Colorado, Convention Center Hotel Senior Revenue Bonds,
	Series 2003A:
9,670	5.000%, 12/01/19 - XLCA Insured	12/13 at 100.00	AAA	10,030,981
17,495	5.000%, 12/01/33 - XLCA Insured	12/13 at 100.00	AAA	17,480,479

1,325	El Paso County, Colorado, Certificates of Participation, Detention Facility Project, Series 2002B,	12/12 at 100.00	AAA	1,332,354
	5.000%, 12/01/27 - AMBAC Insured

	District of Columbia - 0.6%

3,140	District of Columbia Housing Finance Agency, GNMA Collateralized Single Family Mortgage Revenue	12/04 at 102.00	AAA	3,146,092
	Bonds, Series 1990C-4, 6.350%, 12/01/24 (Alternative Minimum Tax)

	Florida - 0.8%

4,000	Florida State Board of Education, Full Faith and Credit Public Education Capital Outlay Bonds,	6/13 at 101.00	AAA	4,152,480
	Series 2003J, 5.000%, 6/01/22 - AMBAC Insured

	Georgia - 2.3%

	Municipal Electric Authority of Georgia, Combustion Turbine Revenue Bonds, Series 2003A:
1,775	5.000%, 11/01/21 - MBIA Insured	11/13 at 100.00	AAA	1,832,617
2,580	5.000%, 11/01/22 - MBIA Insured	11/13 at 100.00	AAA	2,648,060

4,500	South Fulton Municipal Regional Water and Sewer Authority, Georgia, Water and Sewer Revenue Bonds,	1/13 at 100.00	Aaa	4,510,530
	Series 2003, 5.000%, 1/01/33 - MBIA Insured

3,000	Valdosta and Lowndes County Hospital Authority, Georgia, Revenue Certificates, South Georgia	10/12 at 101.00	AAA	3,111,420
	Medical Center, Series 2002, 5.200%, 10/01/22 - AMBAC Insured

	Hawaii - 8.0%

2,375	Hawaii County, Hawaii, General Obligation Bonds, Series 2003A, 5.000%, 7/15/19 - FSA Insured	7/13 at 100.00	AAA	2,485,794

	Hawaii Department of Transportation, Airport System Revenue Refunding Bonds, Series 2000B:
6,105	6.100%, 7/01/16 (Alternative Minimum Tax) - FGIC Insured	7/10 at 101.00	AAA	6,771,788
9,500	6.625%, 7/01/17 (Alternative Minimum Tax) - FGIC Insured	7/10 at 101.00	AAA	10,850,615

20,000	Department of Budget and Finance of Hawaii, Special Purpose Revenue Refunding Bonds,	7/10 at 101.00	AAA	21,632,600
	Hawaiian Electric Company Inc. and Subsidiary Projects, Series 2000, 5.700%, 7/01/20 (Alternative
	Minimum Tax) - AMBAC Insured

	Idaho - 0.2%

1,050	Idaho Housing and Finance Association, Single Family Mortgage Bonds, Series 1998E, 5.450%,	1/08 at 101.50	AAA	1,102,111
	7/01/18 (Alternative Minimum Tax) - AMBAC Insured

	Illinois - 14.6%

2,500	Kane, DuPage, Kendall and Will Counties, Aurora, Illinois, General Obligation Bonds, Series 1996,	1/05 at 100.00	AAA	2,546,275
	5.800%, 1/01/14 (Pre-refunded to 1/01/05) - MBIA Insured

1,500	Chicago, Illinois, General Obligation Bonds, Series 1995, 6.125%, 1/01/16 (Pre-refunded to	7/05 at 102.00	AAA	1,592,325
	7/01/05) - AMBAC Insured

25,585	Chicago, Illinois, General Obligation Project and Refunding Bonds, Series 1996B, 5.125%, 1/01/25 -	1/06 at 102.00	AAA	25,833,686
	FGIC Insured

8,370	Chicago, Illinois, Revenue Bonds, Midway Airport, Series 1996A, 5.625%, 1/01/17 - MBIA Insured	1/07 at 101.00	AAA	8,980,089

	Chicago, Illinois, Revenue Bonds, Midway Airport, Series 1994A:
280	6.100%, 1/01/08 (Alternative Minimum Tax) - MBIA Insured	1/05 at 101.00	AAA	286,566
710	6.250%, 1/01/14 (Alternative Minimum Tax) - MBIA Insured	1/05 at 101.00	AAA	726,692

8,235	Chicago, Illinois, General Airport Second Lien Revenue Refunding Bonds, O'Hare International	1/05 at 102.00	AAA	8,549,824
	Airport, Series 1994A, 6.375%, 1/01/15 - MBIA Insured

4,115	Chicago Park District, Illinois, General Obligation Limited Tax Park Bonds, Series 2001C, 5.500%,	7/11 at 100.00	AAA	4,505,020
	1/01/18 - FGIC Insured

9,680	Illinois Educational Facilities Authority, Revenue Bonds, Columbia College, Series 1998, 5.000%,	6/08 at 100.00	AAA	9,981,338
	12/01/20 - MBIA Insured

1,950	Illinois Health Facilities Authority, Revenue Refunding Bonds, SSM Healthcare System, Series	No Opt. Call	AAA	2,325,726
	1992AA, 6.550%, 6/01/14 - MBIA Insured

	Illinois Health Facilities Authority, Revenue Bonds, Lutheran General Health System, Series 1993A:
4,000	6.125%, 4/01/12 - FSA Insured	No Opt. Call	AAA	4,454,680
5,000	6.250%, 4/01/18 - FSA Insured	No Opt. Call	AAA	5,966,250

535	Peoria, Moline and Freeport, Illinois, GNMA Collateralized Single Family Mortgage Revenue Bonds,	10/05 at 105.00	AAA	542,089
	Series 1995A, 7.600%, 4/01/27 (Alternative Minimum Tax)

	Indiana - 2.3%

4,655	Hamilton Southeastern Consolidated School Building Corporation, Hamilton County, Indiana, First	1/14 at 100.00	AAA	4,967,490
	Mortgage Bonds, Series 2004, 5.000%, 7/15/15 - FSA Insured

1,625	Hammond Multi-School Building Corporation, Lake County, Indiana, First Mortgage Revenue Bonds,	7/13 at 100.00	AAA	1,671,654
	Series 2003B, 5.000%, 1/15/21 - FGIC Insured

5,285	Logansport School Building Corporation, Indiana, First Mortgage Bonds, Series 2001, 5.125%,	7/11 at 100.00	AAA	5,447,567
	1/15/22 - FGIC Insured

	Kansas - 0.1%

85	Olathe-Labette County, Kansas, GNMA Collateralized Single Family Mortgage Revenue Refunding Bonds,	2/05 at 105.00	Aaa	89,387
	Series 1994A-I, 8.100%, 8/01/23 (Alternative Minimum Tax)

275	Sedgwick and Shawnee Counties, Kansas, GNMA Collateralized Single Family Mortgage Revenue Refunding	11/04 at 105.00	Aaa	290,232
	Bonds, Series 1994A-II, 8.050%, 5/01/24 (Alternative Minimum Tax)

	Kentucky - 0.4%

7,000	Kentucky Economic Development Finance Authority, Health System Revenue Bonds, Norton Healthcare	No Opt. Call	AAA	1,858,850
	Inc., Series 2000B, 0.000%, 10/01/28 - MBIA Insured

	Massachusetts - 4.1%

4,910	Massachusetts, General Obligation Bonds, Consolidated Loan, Series 2002C, 5.500%, 11/01/15 - MBIA	No Opt. Call	AAA	5,536,172
	Insured

3,000	Massachusetts Development Finance Authority, Revenue Bonds, WGBH Educational Foundation, Series	No Opt. Call	AAA	3,359,610
	2002A, 5.750%, 1/01/42 - AMBAC Insured

2,600	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Simmons College, Series	10/13 at 100.00	AAA	2,602,652
	2003F, 5.000%, 10/01/33 - FGIC Insured

2,475	Massachusetts Housing Finance Agency, Single Family Housing Revenue Bonds, Series 48, 6.350%,	6/06 at 102.00	AAA	2,544,325
	6/01/26 (Alternative Minimum Tax) - MBIA Insured

1,630	Massachusetts Housing Finance Agency, Single Family Housing Revenue Bonds, Series 53, 6.150%,	6/07 at 102.00	AAA	1,685,550
	12/01/29 (Alternative Minimum Tax) - MBIA Insured

	Massachusetts, Special Obligation Dedicated Tax Revenue Bonds, Series 2004:
3,650	5.250%, 1/01/22 - FGIC Insured	1/14 at 100.00	AAA	3,862,467
2,000	5.250%, 1/01/24 - FGIC Insured	1/14 at 100.00	AAA	2,091,380

	Michigan - 3.0%

4,705	Board of Control of Grand Valley State University, Michigan, General Revenue Bonds, Series 2000,	12/10 at 100.00	AAA	5,008,567
	5.250%, 12/01/20 - FGIC Insured

10,000	Michigan Housing Development Authority, Rental Housing Revenue Bonds, Series 1997A, 6.000%,	4/07 at 102.00	AAA	10,450,900
	4/01/16 (Alternative Minimum Tax) - AMBAC Insured

	Minnesota - 1.3%

6,650	Minnesota Housing Finance Agency, Rental Housing Bonds, Series 1995D, 5.950%, 2/01/18 - MBIA	2/05 at 102.00	AAA	6,815,652
	Insured

	Missouri - 1.8%

1,000	Hazelwood Industrial Development Authority, Missouri, GNMA Collateralized Project Multifamily	9/06 at 102.00	AAA	1,044,410
	Housing Revenue Refunding Bonds, Lakes Apartments Project, Series 1996, 6.000%, 9/20/16

4,500	Kansas City Land Clearance Redevelopment Authority, Missouri, Lease Revenue Bonds, Municipal	12/05 at 102.00	AAA	4,803,930
	Auditorium and Muehlebach Hotel Redevelopment Projects, Series 1995A, 5.900%, 12/01/18 - FSA
	Insured

1,000	Kansas City Municipal Assistance Corporation, Missouri, Leasehold Revenue Bonds, Capital	1/06 at 101.00	AAA	1,061,980
	Improvement Series 1996B, 5.750%, 1/15/14 - AMBAC Insured

1,030	Missouri Housing Development Commission, Multifamily Housing Revenue Bonds, Brookstone Village	12/06 at 102.00	AAA	1,074,321
	Apartments, Series 1996A, 6.000%, 12/01/16 (Alternative Minimum Tax) - FSA Insured

1,250	Missouri Western State College, Auxiliary System Revenue Bonds, Series 2003, 5.000%, 10/01/33 -	10/13 at 100.00	AAA	1,250,375
	MBIA Insured

	Nevada - 8.2%

5,000	Clark County, Nevada, Industrial Development Revenue Bonds, Nevada Power Company Project, Series	12/04 at 100.00	AAA	5,077,000
	1992A, 6.700%, 6/01/22 (Alternative Minimum Tax) - FGIC Insured

5,000	Clark County, Nevada, Industrial Development Revenue Bonds, Southwest Gas Corporation, Series	7/10 at 102.00	AAA	5,310,000
	2000C, 5.950%, 12/01/38 (Alternative Minimum Tax) - AMBAC Insured

	Director of Nevada State Department of Business and Industry, Revenue Bonds, Las Vegas Monorail
	Project, First Tier Series 2000:
5,000	0.000%, 1/01/27 - AMBAC Insured	No Opt. Call	AAA	1,405,300
5,500	5.625%, 1/01/32 - AMBAC Insured	1/10 at 102.00	AAA	5,829,505

	Las Vegas Convention and Visitors Authority, Nevada, Revenue Bonds, Series 1999:
2,695	5.750%, 7/01/15 - AMBAC Insured	7/09 at 101.00	AAA	3,006,973
6,035	5.750%, 7/01/16 - AMBAC Insured	7/09 at 101.00	AAA	6,733,612
6,500	5.750%, 7/01/17 - AMBAC Insured	7/09 at 101.00	AAA	7,236,775
3,535	5.750%, 7/01/18 - AMBAC Insured	7/09 at 101.00	AAA	3,935,692
4,000	6.000%, 7/01/19 - AMBAC Insured	7/09 at 101.00	AAA	4,508,000

	New Jersey - 0.7%

3,075	New Jersey Transit Corporation, Refunding Certificates of Participation, Series 2003, 5.500%,	No Opt. Call	AAA	3,441,417
	10/01/15 - FSA Insured

	New York - 14.6%

	Nassau County, New York, General Obligation Improvement Bonds, Series 2000E:
1,755	6.000%, 3/01/16 (Pre-refunded to 3/01/10) - FSA Insured	3/10 at 100.00	AAA	2,011,441
2,740	6.000%, 3/01/18 (Pre-refunded to 3/01/10) - FSA Insured	3/10 at 100.00	AAA	3,140,369

2,265	Nassau County, New York, General Obligation Serial Improvement Bonds, Series F,	3/10 at 100.00	AAA	2,693,334
	7.000%, 3/01/14 (Pre-refunded to 3/01/10) - FSA Insured

7,500	Nassau Health Care Corporation, New York, County Guaranteed Health System Revenue Bonds, Series	8/09 at 102.00	AAA	8,025,750
	1999, 5.750%, 8/01/29 - FSA Insured

4,000	New York City, New York, General Obligation Bonds, Fiscal Series 1995E, 8.000%, 8/01/05 -	No Opt. Call	AAA	4,249,560
	MBIA Insured

7,900	New York City, New York, General Obligation Bonds, Fiscal Series 1996I, 5.875%, 3/15/18 - FSA	3/06 at 101.50	AAA	8,433,566
	Insured

7,000	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Bonds,	6/09 at 101.00	AAA	7,517,440
	Fiscal Series 2000A, 5.750%, 6/15/31 - FGIC Insured

	Dormitory Authority of the State of New York, Insured Revenue Bonds, New Island Hospital, Series
	1999B:
3,400	5.750%, 7/01/19 - MBIA Insured	7/09 at 101.00	AAA	3,658,842
5,750	6.000%, 7/01/24 - MBIA Insured	7/09 at 101.00	AAA	6,428,673

9,095	New York State Housing Finance Agency, Mortgage Revenue Refunding Bonds, Housing Project, Series	5/06 at 102.00	AAA	9,462,802
	1996A, 6.125%, 11/01/20 - FSA Insured

6,095	New York State Medical Care Facilities Finance Agency, Mental Health Services Facilities	2/05 at 102.00	AAA	6,366,167
	Improvement Revenue Bonds, Series 1995A, 6.000%, 8/15/15 (Pre-refunded to 2/15/05) - MBIA Insured

	New York State Medical Care Facilities Finance Agency, FHA-Insured Mortgage Revenue Bonds, New York
	and Presbyterian Hospital, Series 1994A:
3,000	6.750%, 8/15/14 (Pre-refunded to 2/15/05) - AMBAC Insured	2/05 at 102.00	AAA	3,145,590
2,500	6.800%, 8/15/24 (Pre-refunded to 2/15/05) - AMBAC Insured	2/05 at 102.00	AAA	2,621,975

2,750	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second General, Series 2004,	4/14 at 100.00	AAA	2,967,443
	5.000%, 4/01/15 - MBIA Insured

5,000	New York State Urban Development Corporation, Correctional Capital Facilities Revenue Bonds, Series	1/07 at 102.00	AAA	5,503,000
	1996-7, 5.700%, 1/01/27 (Pre-refunded to 1/01/07) - FSA Insured

	North Dakota - 3.8%

10,715	Fargo, North Dakota, Health System Revenue Bonds, MeritCare Obligated Group, Series 2000A, 5.600%,	6/10 at 101.00	AAA	11,492,373
	6/01/21 - FSA Insured

8,000	North Dakota, Student Loan Trust Revenue Bonds, Series 2000B, 5.850%, 12/01/25 (Alternative	12/10 at 100.00	AAA	8,285,760
	Minimum Tax) - AMBAC Insured

	Ohio - 0.1%

700	Shaker Heights, Ohio, General Obligation Bonds, Series 2003, 5.250%, 12/01/26 - AMBAC Insured	12/13 at 100.00	AAA	725,830

	Oklahoma - 1.1%

	Oklahoma City, Oklahoma, Airport Trust Junior Lien Tax Exempt Bonds, Twenty Seventh Series 2000A:
1,320	5.125%, 7/01/20 - FSA Insured	7/10 at 100.00	AAA	1,363,586
4,040	5.250%, 7/01/21 - FSA Insured	7/10 at 100.00	AAA	4,224,386

	Oregon - 3.2%

	Portland, Oregon, Airport Way Urban Renewal and Redevelopment Bonds, Series 2000A:
4,405	5.700%, 6/15/17 - AMBAC Insured	6/10 at 101.00	Aaa	4,915,275
3,665	5.750%, 6/15/18 - AMBAC Insured	6/10 at 101.00	Aaa	4,098,753
4,265	5.750%, 6/15/19 - AMBAC Insured	6/10 at 101.00	Aaa	4,755,859
1,375	5.750%, 6/15/20 - AMBAC Insured	6/10 at 101.00	Aaa	1,523,349

1,520	Housing Authority of Portland, Oregon, Multifamily Housing Revenue Bonds, Lovejoy Station	7/10 at 100.00	Aaa	1,570,646
	Apartments Project, Series 2000, 6.000%, 7/01/33 (Alternative Minimum Tax) - MBIA Insured

	Pennsylvania - 8.6%

12,620	Allegheny County Hospital Development Authority, Pennsylvania, Insured Revenue Bonds, West Penn	11/10 at 102.00	AAA	14,516,534
	Allegheny Health System, Series 2000A, 6.500%, 11/15/30 - MBIA Insured

1,825	Allegheny County Residential Finance Authority, Pennsylvania, Single Family Mortgage Revenue Bonds,	11/06 at 102.00	Aaa	1,898,073
	GNMA Mortgage Backed Securities Program, Series 1996AA, 6.450%, 5/01/28 (Alternative Minimum Tax)

9,485	Berks County Municipal Authority, Pennsylvania, Hospital Revenue Bonds, The Reading Hospital	11/09 at 102.00	AAA	10,988,847
	and Medical Center Project, Series 1999, 6.000%, 11/01/19 (Pre-refunded to 11/01/09) - FSA Insured

1,000	Luzerne County Industrial Development Authority, Exempt Facilities Revenue Refunding Bonds,	12/04 at 102.00	Aaa	1,036,440
	Pennsylvania Gas and Water Company Project, Series 1994A, 7.000%, 12/01/17 (Alternative Minimum
	Tax) - AMBAC Insured

12,730	Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds, Series 1997A, 5.125%, 8/01/27 -	8/07 at 102.00	AAA	12,854,627
	AMBAC Insured

3,650	State Public School Building Authority, Pennsylvania, Lease Revenue Bonds, Philadelphia School	6/13 at 100.00	AAA	3,651,059
	District Project, Series 2003, 5.000%, 6/01/29 - FSA Insured

	Puerto Rico - 0.8%

4,000	Puerto Rico Municipal Finance Agency, Series 2002A, 5.250%, 8/01/17 - FSA Insured	8/12 at 100.00	AAA	4,356,120

	South Carolina - 1.0%

5,000	South Carolina Public Service Authority, Revenue Bonds, Sanatee Cooper Electric System, Series	1/14 at 100.00	AAA	5,215,400
	2004A, 5.000%, 1/01/20 - AMBAC Insured

	Texas - 15.5%

	Brazos River Authority, Texas, Revenue Refunding Bonds, Houston Industries Inc., Series 1998C:
10,000	5.125%, 5/01/19 - AMBAC Insured	5/08 at 102.00	AAA	10,461,000
9,000	5.125%, 11/01/20 (Optional put 11/01/08) - AMBAC Insured	11/08 at 102.00	AAA	9,378,180

12,500	Dallas-Fort Worth International Airport, Texas, Joint Revenue Refunding and Improvement Bonds,	11/09 at 100.00	AAA	12,696,250
	Series 2001A, 5.500%, 11/01/35 (Alternative Minimum Tax) - FGIC Insured

3,895	Denton, Texas, Utility System Revenue Bonds, Series 2000A, 5.625%, 12/01/19 - FSA Insured	12/10 at 100.00	AAA	4,309,039

7,210	Houston, Texas, Water and Sewer System Junior Lien Revenue Refunding Bonds, Series 1997A, 5.250%,	12/07 at 101.00	AAA	7,902,376
	12/01/22 (Pre-refunded to 12/01/07) - FGIC Insured

4,485	Lower Colorado River Authority, Texas, Contract Revenue Refunding Bonds, Transmission Services	5/12 at 100.00	AAA	4,608,472
	Corporation, Series 2003B, 5.000%, 5/15/21 - FSA Insured

10,000	Lower Colorado River Authority, Texas, Contract Revenue Refunding Bonds, Transmission Services	5/13 at 100.00	AAA	9,901,300
	Corporation, Series 2003C, 5.000%, 5/15/33 - AMBAC Insured

4,151	Panhandle Regional Housing Finance Corporation, Texas, Multifamily Housing Revenue Bonds, GNMA	7/12 at 105.00	Aaa	4,360,335
	Collateralized Mortgage - Renaissance of Amarillo Apartments, Series 2001A, 6.650%, 7/20/42

	Tarrant County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Cook
	Children's Healthcare System, Series 2000A:
6,725	5.750%, 12/01/17 - FSA Insured	12/10 at 101.00	AAA	7,428,301
7,500	5.750%, 12/01/24 - FSA Insured	12/10 at 101.00	AAA	8,061,075

2,300	Texas State University System, Financing Revenue Refunding Bonds, Series 2002, 5.000%, 3/15/18 -	3/12 at 100.00	AAA	2,395,266
	FSA Insured

	Utah - 3.8%

2,695	Intermountain Power Agency, Utah, Power Supply Revenue Refunding Bonds, Series 1993A, 5.500%,	1/05 at 101.00	AAA	2,731,194
	7/01/20 - AMBAC Insured

8,600	Intermountain Power Agency, Utah, Power Supply Revenue Refunding Bonds, Series 2003A, 5.000%,	7/13 at 100.00	AAA	8,999,556
	7/01/18 - FSA Insured

2,385	Mountain Regional Water Special Service District, Utah, Water Revenue Bonds, Series 2003, 5.000%,	12/13 at 100.00	AAA	2,379,395
	12/15/33 - MBIA Insured

5,525	Utah Transit Authority, Sales Tax Revenue Bonds, Series 2002A, 5.000%, 6/15/24 - FSA Insured	12/12 at 100.00	AAA	5,609,698

	Vermont - 0.3%

1,320	Vermont Educational and Health Buildings Financing Agency, Revenue Bonds, Fletcher Allen Health	12/10 at 101.00	AAA	1,468,117
	Care Project, Series 2000A, 6.000%, 12/01/23 - AMBAC Insured

	Virginia - 0.8%

	Loudoun County Industrial Development Authority, Virginia, Public Safety Facilities Lease Revenue
	Bonds, Series 2003A:
1,150	5.250%, 12/15/22 - FSA Insured	6/14 at 100.00	AAA	1,213,871
500	5.250%, 12/15/23 - FSA Insured	6/14 at 100.00	AAA	525,330

2,250	Virginia Housing Development Authority, Multifamily Housing Bonds, Series 1997B, 6.050%, 5/01/17	1/08 at 102.00	AAA	2,370,983
	(Alternative Minimum Tax) - MBIA Insured

	Washington - 6.5%

10,000	Chelan County Public Utility District 1, Washington, Hydro Consolidated System Revenue Bonds,	7/11 at 101.00	AAA	10,331,200
	Series 2001B, 5.600%, 1/01/36 (Alternative Minimum Tax) - MBIA Insured

1,370	Sedro-Wooley School District No. 101, Clark County, Washington, General Obligation Bonds, Series	12/12 at 100.00	Aaa	1,402,264
	2002, 5.000%, 12/01/22 - FSA Insured

5,230	Douglas County Public Utility District 1, Washington, Revenue Bonds, Wells Hydroelectric, Series	9/09 at 102.00	AAA	5,723,241
	1999A, 6.125%, 9/01/29 (Alternative Minimum Tax) - MBIA Insured

3,485	Public Utility District No. 2, Grant County, Washington, Priest Rapids Hydroelectric Development	1/06 at 102.00	AAA	3,694,305
	Revenue Bonds, Second Series 1996B, 5.900%, 1/01/21 (Alternative Minimum Tax) - MBIA Insured

2,500	Tacoma, Washington, Sewer Revenue Bonds, Series 1995B, 6.375%, 12/01/15 (Pre-refunded to	12/05 at 100.00	AAA	2,654,650
	12/01/05) - FGIC Insured

6,200	Washington, General Obligation Various Purpose Bonds, Series 2003A, 5.000%, 7/01/20 - FGIC Insured	7/12 at 100.00	AAA	6,406,460

3,950	Washington State Healthcare Facilities Authority, Revenue Bonds, Swedish Health Services, Series	11/08 at 101.00	Aaa	4,033,780
	1998, 5.125%, 11/15/22 - AMBAC Insured

	West Virginia - 1.6%

8,000	Pleasants County, West Virginia, Pollution Control Revenue Bonds, Monongahela Power Company	5/05 at 102.00	AAA	8,406,800
	Pleasants Station Project, Series 1995C, 6.150%, 5/01/15 - AMBAC Insured

	Wisconsin - 6.4%

7,000	La Crosse, Wisconsin, Resource Recovery Revenue Refunding Bonds, Northern States Power Company	No Opt. Call	AAA	8,080,450
	Project, Series 1996, 6.000%, 11/01/21 (Alternative Minimum Tax) - MBIA Insured

12,750	Milwaukee County, Wisconsin, Airport Revenue Bonds, Series 2000A, 5.750%, 12/01/25 (Alternative	12/10 at 100.00	Aaa	13,411,210
	Minimum Tax) - FGIC Insured

6,250	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Sinai Samaritan Medical	8/06 at 102.00	AAA	6,710,000
	Center Inc., Series 1996, 5.750%, 8/15/16 - MBIA Insured

5,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Mercy Health System	8/05 at 102.00	AAA	5,314,650
	Corporation, Series 1995, 6.125%, 8/15/13 - AMBAC Insured

$768,086	Total Long-Term Investments (cost $736,795,961) - 148.6%			777,327,445

	Short-Term Investments - 1.7%

3,500	Iowa Higher Education Loan Authority, Private College Revenue Bonds, Variable Rate Demand		A-1+	3,500,000
	Obligations, Saint Ambrose College, Series 2003, 1.100%, 4/01/33†

1,500	Massachusetts Development Finance Authority, Revenue Bonds, Variable Rate Demand Obligations,		A-1+	1,500,000
	Boston University, Series 2002R-2, 0.970%, 10/01/42 - XLCA Insured†

860	Montgomery County, Tennessee, Public Building Authority Pooled Financing Revenue Bonds,		VMIG-1	860,000
	Variable Rate Demand Obligations, Tennessee County Loan Pool Program, Series 2002,
	1.130%, 4/01/32†

1,000	New York City, New York, General Obligation Bonds, Variable Rate Demand Obligations, Series		A-1	1,000,000
	2002A-7, 0.970%, 11/01/24 - AMBAC Insured†

2,000	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Bonds,		A-1+	2,000,000
	Variable Rate Demand Obligations, Fiscal Series 1994G, 1.080%, 6/15/24 - FGIC Insured†

$8,860	Total Short-Term Investments (cost $8,860,000)			8,860,000

	Total Investments (cost $745,655,961) - 150.3%			786,187,445

	Other Assets Less Liabilities - 1.1%			5,631,898

	Preferred Shares, at Liquidation Value - (51.4)%			(268,900,000)

	Net Assets Applicable to Common Shares - 100%			$522,919,343

All of the bonds in the portfolio, excluding temporary investments in short-term municipal securities, are either covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance,
or are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, any of which ensure the timely payment of principal and interest.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares.
*	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates.
**	Ratings: Using the higher of Standard & Poor's or Moody's rating.
(WI)	Security purchased on a when-issued basis.
†	Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing income on taxable market discount securities and timing differences in recognizing certain gains and losses on security transactions.

At July 31, 2004, the cost of investments were $745,606,955.

Gross unrealized appreciation and gross unrealized depreciation of investments at July 31, 2004 were as follows:

Gross unrealized:
	Appreciation	$ 42,183,198
	Depreciation	(1,632,708)

	Net unrealized appreciation of investments	$ 40,550,490

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the "Exchange Act")(17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Insured Premium Income Municipal Fund 2

By (Signature and Title)*          /s/ Jessica R. Droeger--Vice President and Secretary

Date         09/29/04

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman--Chief Administrative Officer (Principal Executive Officer)

Date         09/29/04

By (Signature and Title)*         /s/ Stephen D. Foy--Vice President and Controller (Principal Financial Officer)

Date         09/29/04

* Print the name and title of each signing officer under his or her signature.